Commitments and contingencies - Schedule of Prepayments of Flight Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Prepayments on flight equipment at beginning of period	$ 4,586,848	$ 2,111,659
GECAS Transaction	0	2,990,414
Prepayments and additions during the period, net	244,937	136,655
Interest paid and capitalized during the period	104,191	30,827
Prepayments and capitalized interest applied to the purchase of flight equipment	(1,129,374)	(682,707)
Prepayments on flight equipment at end of period	$ 3,806,602	$ 4,586,848